General information and significant accounting policies - Narrative (Details) $ in Thousands	Jun. 30, 2021 USD ($) vessel tanker
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings | $	$ 458,600
Vessels | Second quarter 2022 | Senior Secured Term Loan Facility - Citibank / K-Sure Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under finance lease arrangements | tanker	3
Borrowings | $	$ 57,600
Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	131
Handymax | Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
MR | Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	63
LR1 | Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	12
LR2 | Property, plant and equipment not subject to operating leases | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	42